Dreyfus Founders International Equity Fund

Pursuing long-term growth of capital through investments in foreign securities

PROSPECTUS May 1, 2001

CLASS A, B, C, R AND T SHARES

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Fund

      Dreyfus Founders International Equity Fund
------------------------------------------------

                                       Ticker Symbols      CLASS A: FOIAX

                                                           CLASS B: FOIDX

                                                           CLASS C: FOICX

                                                           CLASS R: FOIRX

                                                           CLASS T: FOIUX

Contents

The Fund
--------------------------------------------------------------------------------

Investment Approach                                            INSIDE COVER

Main Risks                                                                1

Past Performance                                                          2

Expenses                                                                  3

More About Investment Objective,

Strategies and Risks                                                      4

Management                                                                6

Financial Highlights                                                      7

Your Investment
--------------------------------------------------------------------------------

Account Policies                                                         12

Distributions and Taxes                                                  16

Services for Fund Investors                                              16

Instructions for Regular Accounts                                        18

Instructions for IRAs                                                    19

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE FUND'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

INVESTMENT APPROACH

The fund, an international fund, seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 65% of its total assets in foreign equity securities from a minimum of three countries outside the United States, including both established and emerging economies. The fund will not invest more than 50% of its assets in the securities of any one foreign country. Although the fund intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S.-based companies.

Founders Asset Management LLC ("Founders") manages the fund using a "growth style" of investing. Founders uses a consistent, "bottom-up" approach to build equity portfolios, searching one by one for companies whose fundamental strengths suggest the potential to provide superior earnings growth over time.

Key concepts

The fund offers multiple classes of shares. This prospectus describes shares of Classes A, B, C, R and T. The fund's other class of shares, Class F, is offered by a separate prospectus and is generally available only to shareholders who have continuously maintained an account with any Dreyfus Founders fund since December 30, 1999. All share classes of the fund invest in the same underlying portfolio of securities and have the same management team. However, because of different charges, fees and expenses, the performance of the fund's share classes will vary.

MAIN RISKS

The primary risks of investing in this fund are:

* FOREIGN INVESTMENT RISK. Investments in foreign securities involve different risks than U.S. investments. These risks include:

   * MARKET RISK. Foreign markets have substantially less trading volume than U.S. markets, and are not generally as liquid as, and may be more volatile than, those in the United States. Brokerage commissions and other transaction costs are generally higher than in the United States, and settlement periods are longer.

   * REGULATORY RISK. There may be less governmental supervision of foreign stock exchanges, securities brokers and issuers of securities, and less public information about foreign companies. Also, accounting, auditing, and financial reporting standards are less uniform than in the United States. Exchange control regulations or currency restrictions could prevent cash from being brought back to the United States. The fund may be subject to withholding taxes and could experience difficulties in pursuing legal remedies and collecting judgments.

   * CURRENCY RISK. The fund's assets are invested primarily in foreign securities. Since substantially all of its revenue is received in foreign currencies, the fund's net asset value will be affected by changes in currency exchange rates to a greater extent than funds investing primarily in domestic securities. The fund pays dividends in U.S. dollars and incurs currency conversion costs.

   * POLITICAL RISK. Foreign investments may be subject to expropriation or confiscatory taxation; limitations on the removal of funds or other assets of the fund; and political, economic or social instability.

* SECTOR RISK. Securities of companies within specific sectors of the economy can perform differently from the overall market. The technology sector's performance in recent years is an example. Certain sectors may perform differently from the broader market due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because the fund may own more securities in certain industry sectors than others, the fund's performance may be more susceptible to any developments which affect those sectors emphasized by the fund.


* INITIAL PUBLIC OFFERINGS. The fund invests in initial public offerings ("IPOs"). Part of the fund's historical performance is due to the fund's purchase of securities sold in IPOs. The effect of IPOs on the fund's performance depends on a variety of factors, including the number of IPOs in which the fund invests, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the fund. There is no guarantee that the fund's investments in IPOs, if any, will continue to have a similar impact on the fund's performance.


Key concepts

INTERNATIONAL FUND: a type of mutual fund that generally invests in securities traded anywhere in the world, except the United States.

GROWTH STOCK: stock of a corporation that has exhibited faster-than-average gains in earnings over the last few years and is expected to continue to show high levels of profit growth.

FOREIGN SECURITIES: securities of issuers, wherever organized, that have their principal business activities outside of the United States. Founders considers where the issuer's assets are located, whether the majority of the issuer's gross income is earned outside of the United States, or whether the issuer's principal stock exchange listing is outside of the United States.

The Fund       1

PAST PERFORMANCE

The following information provides an indication of the risks of investing in the fund. The first table shows the fund's Class A performance for its first full year of operations. The performance figures do not reflect sales loads, and would be lower if they did. As Classes A, B, C, R and T have only one year of operations, year-by-year performance for the fund's Class F shares, which are not offered by this prospectus, is provided in the second table. Performance for Class A, B, C, R and T shares would have varied from, and may have been lower than, the performance of Class F shares due to differences in sales charges and expenses. All performance figures reflect the reinvestment of dividends and capital gain distributions. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------
Year-by-year total return AS OF 12/31 EACH YEAR (%)
CLASS A SHARES
[Exhibit A]

BEST QUARTER:                    Q1 '00                         +4.43%

WORST QUARTER:                   Q4 '00                         -8.66%

--------------------------------------------------------------------------------
Year-by-year total return AS OF 12/31 EACH YEAR (%)
[Exhibit B]
CLASS F SHARES

BEST QUARTER:                    Q4 '99                        +39.78%

WORST QUARTER:                   Q3 '98                        -14.58%

The following information compares the performance of each share class to a broad measure of international market performance. These returns include applicable sales loads. Class F performance results have been adjusted to include the maximum sales load that would have been payable had a sales load been imposed. Class F shares are not offered by this prospectus. All performance figures reflect the reinvestment of dividends and capital gain distributions. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------
Average annual total returns AS OF 12/31/00
                                                 Since
                         1 Year     5 Years     inception
--------------------------------------------------------------------------------
CLASS A*                -22.34%        --            --
CLASS B*                -21.54%        --            --
CLASS C*                -18.37%        --            --
CLASS R*                -17.45%        --            --
CLASS T*                -21.54%        --            --
CLASS F**               -22.39%      14.69%        14.69%

MORGAN STANLEY
CAPITAL INTERNATIONAL
WORLD EX. U.S.
INDEX***                -13.37%       7.54%         7.54%

        *  INCEPTION DATE 12/31/99.

       **  INCEPTION DATE 12/29/95; ADJUSTED FOR SALES LOAD.

***   THE MORGAN STANLEY CAPITAL INTERNATIONAL WORLD EX. U.S. INDEX IS AN
AVERAGE OF THE PERFORMANCE OF SELECTED SECURITIES LISTED ON THE STOCK EXCHANGES OF EUROPE, CANADA, AUSTRALIA, NEW ZEALAND AND THE FAR EAST. "SINCE INCEPTION" PERFORMANCE DATA FOR THE INDEX IS FROM DECEMBER 31, 1995 THROUGH DECEMBER 31, 2000.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below.

Fee table

                                                            CLASS A        CLASS B         CLASS C        CLASS R        CLASS T
------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION FEES (FEES PAID FROM YOUR ACCOUNT)
Maximum front-end sales charge on purchases
AS A % OF OFFERING PRICE                                      5.75            NONE           NONE           NONE           4.50
Maximum contingent deferred sales charge (CDSC)
AS A % OF PURCHASE OR SALE PRICE, WHICHEVER IS LESS         NONE(1)           4.00           1.00           NONE         NONE(1)
Maximum sales charge on reinvested
dividends/distributions                                       NONE            NONE           NONE           NONE           NONE
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES PAID FROM FUND ASSETS)
% OF AVERAGE DAILY NET ASSETS
Management fees(2)                                            0.75            0.75           0.75           0.75           0.75
Rule 12b-1 fee                                                NONE            0.75           0.75           NONE           0.25
Shareholder services fee                                      0.25            0.25           0.25           NONE           0.25
Other expenses(3)                                             0.57            0.57           0.55           0.63           0.53
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(WITH MANAGEMENT FEE WAIVER/WITHOUT OTHER REIMBURSEMENTS,
WAIVERS, CREDITS)(2,4)                                        1.57            2.32           2.30           1.38           1.78

TOTAL ANNUAL FUND OPERATING EXPENSES
(WITH OTHER REIMBURSEMENTS, WAIVERS, CREDITS)(2,4,5)          1.40            2.15           2.15           1.15           1.65

(1) SHARES BOUGHT WITHOUT AN INITIAL SALES CHARGE AS PART OF AN
INVESTMENT OF $1 MILLION OR MORE MAY BE CHARGED A CDSC OF 1.00% IF REDEEMED WITHIN ONE YEAR.

(2) EFFECTIVE APRIL 1, 2001, FOUNDERS HAS AGREED TO REDUCE THE FUND'S MANAGEMENT FEE FROM 1.00% TO 0.75% OF THE FUND'S AVERAGE NET ASSETS PURSUANT TO A CONTRACTUAL COMMITMENT. THE EXPENSE INFORMATION IN THE TABLE HAS BEEN RESTATED TO REFLECT THE CURRENT FEES.

(3) THESE EXPENSES INCLUDE CUSTODIAN, TRANSFER AGENCY AND ACCOUNTING AGENT FEES, AND OTHER CUSTOMARY FUND EXPENSES.

(4) FUND EXPENSES WERE REDUCED BY EXPENSE OFFSETS FROM CREDITS EARNED ON UNINVESTED CASH HELD OVERNIGHT AT THE CUSTODIAN. AFTER APPLYING THESE CREDITS, TOTAL ANNUAL FUND OPERATING EXPENSES (WITH MANAGEMENT FEE WAIVER, WITHOUT OTHER REIMBURSEMENTS, WAIVER, CREDITS) WERE: CLASS A -- 1.52%; CLASS B -- 2.27%; CLASS C -- 2.26%; CLASS R -- 1.29% AND CLASS T -- 1.73%. THE CUSTODY AGREEMENT PURSUANT TO WHICH THESE CREDITS WERE MADE AVAILABLE MAY BE TERMINATED BY THE FUND OR THE CUSTODIAN ON 90 DAYS NOTICE

(5) EFFECTIVE APRIL 1, 2001, FOUNDERS HAS AGREED TO LIMIT THE TOTAL EXPENSES OF THE FUND PURSUANT TO A CONTRACTUAL COMMITMENT SO THAT TOTAL ANNUAL FUND OPERATING EXPENSES (WITH REIMBURSEMENTS, WAIVERS AND CREDITS) WILL NOT EXCEED CLASS A -- 1.40%; CLASS B AND C -- 2.15%; CLASS R -- 1.15% AND CLASS T -- 1.65%. PRIOR TO APRIL 1, 2001, FOUNDERS HAD AGREED TO LIMIT THE TOTAL ANNUAL FUND OPERATING EXPENSES SO THAT TOTAL ANNUAL FUND OPERATING EXPENSES (WITH REIMBURSEMENTS, WAIVERS AND CREDITS) WOULD NOT EXCEED 1.80% FOR CLASS A, 2.55% FOR CLASSES B AND C, 1.55% FOR CLASS R AND 2.05% FOR CLASS T.

Expense example

                         1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------------------------------
CLASS A                    $726      $1,042      $1,381       $2,335

CLASS B
WITH REDEMPTION            $635      $1,024      $1,440       $2,656*
WITHOUT REDEMPTION         $235        $724      $1,240       $2,656*

CLASS C
WITH REDEMPTION            $333        $718      $1,230       $2,636
WITHOUT REDEMPTION         $233        $718      $1,230       $2,636

CLASS R                    $140        $437        $755       $1,657

CLASS T                    $623        $985      $1,371       $2,450

* ASSUMES CONVERSION OF CLASS B TO CLASS A AT END OF THE SIXTH YEAR FOLLOWING THE DATE OF PURCHASE.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Expenses used in this example include the management fee waiver but do not include other credits or reimbursements. Because actual returns and expenses will be different, the example is for comparison only.

Key concepts

MANAGEMENT FEE: a fee paid to Founders for managing the fund's portfolio.

RULE 12B-1 FEE: the fee paid to finance the sale and distribution of Class B, C and T shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: the fee paid to the fund's distributor for providing shareholder services to the holders of Class A, B, C and T shares.

CONTINGENT DEFERRED SALES CHARGE (CDSC): a back-end sales charge payable if shares are redeemed within a certain time period.

The Fund

MORE ABOUT INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

This section discusses other investment strategies used by the fund and provides in more detail the risks associated with those strategies. The Statement of Additional Information contains more detailed information about the fund's investment policies and risks.

Other portfolio investments and strategies

ADRS. The fund may invest without limit in American Depositary Receipts and American Depositary Shares (collectively, "ADRs"). ADRs are receipts representing shares of a foreign corporation held by a U.S. bank that entitle the holder to all dividends and capital gains on the underlying foreign shares. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets.

ADRs are subject to some of the same risks as direct investments in foreign securities, including the risk that material information about the issuer may not be disclosed in the United States and the risk that currency fluctuations may adversely affect the value of the ADR.

HEDGING AND DERIVATIVE INSTRUMENTS. The fund can enter into futures contracts and forward contracts, and may purchase and/or write (sell) put and call options on securities, securities indexes, futures contracts, and foreign currencies. These are sometimes referred to as "derivative" instruments, since their values are derived from an underlying security, index or other financial instrument. The fund may use derivative instruments to engage in hedging strategies but does not use them for speculative purposes. The fund has limits on the use of derivatives and is not required to use them in seeking its investment objective

Some of these strategies may hedge the fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase the fund's exposure to the securities market. Forward contracts may be used to try to manage foreign currency risks on the fund's foreign investments. Option trading involves the payment of premiums and has special tax effects on the fund.


There are special risks in using particular hedging strategies. Using derivatives can cause the fund to lose money on its investments and/or increase the volatility of its share prices. In addition, the successful use of derivatives draws upon skills and experience that are different from those needed to select the other securities in which the fund invests. Should interest rates or the prices of securities or financial indexes move in an unexpected manner, the fund may not achieve the desired benefit of these instruments, or may realize losses and be in a worse position than if the instruments had not been used. The fund could also experience losses if the prices of its derivative positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

The fund's investments in derivatives are subject to the fund's Internal Derivatives Policy, which may be changed without shareholder approval.

TEMPORARY DEFENSIVE INVESTMENTS. In times of unstable or adverse market or economic conditions, up to 100% of the fund's assets can be invested in temporary defensive instruments in an effort to enhance liquidity or preserve capital. Temporary defensive investments generally include cash, cash equivalents such as commercial paper, money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements. The fund also could hold these types of securities pending the investment of proceeds from the sale of fund shares or portfolio securities, or to meet anticipated redemptions of fund shares. To the extent the fund invests defensively in these securities, it might not achieve its investment objective.

PORTFOLIO TURNOVER. The fund does not have any limitations regarding portfolio turnover. The fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates in excess of 100%. A portfolio turnover rate of 100% is equivalent to the fund buying and selling all of the securities in its portfolio once during the course of a year. The portfolio turnover rate of the fund may be higher than some other mutual funds with the same investment objective. Higher portfolio turnover rates increase the brokerage costs the fund pays and may adversely affect its performance.

If the fund realizes capital gains when it sells portfolio investments, it generally must pay those gains out to shareholders, increasing their taxable distributions. This may adversely affect the after-tax performance of the fund for shareholders with taxable accounts. The fund's portfolio turnover rate for 2000 is included in the "Financial Highlights" section of this prospectus. The fund's current and future portfolio turnover rates may differ significantly from its historical portfolio turnover rates.

More about risk

Like all investments in securities, you risk losing money by investing in the fund. The fund's investments are subject to changes in their value from a number of factors.

* EMERGING MARKETS RISK. The fund invests in emerging markets. These are markets in countries that are considered to be in the initial stages of the industrial cycle. Such countries are subject to more economic, political, and business risk than major industrialized nations, and the securities issued by companies located there may have more volatile share prices and be less liquid than those of securities issued by companies in later stages of the industrial cycle.

* ADDITIONAL FOREIGN RISK. Some foreign companies may exclude U.S. investors, such as the fund, from participating in beneficial corporate actions, such as rights offerings. As a result, the fund may not realize the same value from a foreign investment as a shareholder residing in that country.

* STOCK MARKET RISK. The value of the stocks and other securities owned by the fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence

*                 COMPANY RISK. The stocks in the fund's
   portfolio may not perform as expected. Factors that can negatively affect a particular stock's price include poor earnings reports by the issuer, loss of major customers or management team members, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

* OPPORTUNITY RISK. There is the risk of missing out on an investment opportunity because the assets necessary to take advantage of the opportunity are held in other investments.

* INVESTMENT STYLE RISK. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the fund's growth style of investing, and the fund's returns may vary considerably from other equity funds using different investment styles.

The Fund

MANAGEMENT

Founders serves as investment adviser to the fund and is responsible for selecting the fund's investments and handling its day-to-day business. Founders' corporate offices are located at 2930 East Third Avenue, Denver, Colorado 80206

Founders and its predecessor companies have operated as investment advisers since 1938. Founders also serves as investment adviser to other series funds of Dreyfus Founders Funds, Inc. (the "company"), as well as serving as adviser or sub-adviser to a number of other investment companies and private accounts. Founders is the growth specialist affiliate of The Dreyfus Corporation, a leading mutual fund complex with more than $150 billion in its mutual fund portfolios as of March 31, 2000. Founders and Dreyfus are investment subsidiaries of Mellon Financial Corporation, a broad-based global financial services company.


In addition to managing the fund's investments, Founders also provides certain related administrative services to the fund. For these investment and administrative services, the fund pays Founders a management fee. The fund's management fee for the fiscal year ended December 31, 2000 was 1.00% of the fund's average daily net assets. Effective April 1, 2001, Founders has agreed to reduce International Equity Fund's management fee from 1.00% to 0.75% of average net assets.


To facilitate day-to-day fund management, Founders uses a team system. Each team is composed of members of the investment department, including portfolio managers, portfolio traders, and research analysts. Each individual shares ideas, information, knowledge, and expertise to assist in the management of the fund. Daily decisions on security selection for the fund are made by the portfolio manager. Through participation in the team process, the manager uses the input, research, and recommendations of the rest of the management team in making purchase and sale decisions.

Douglas A. Loeffler, vice president of investments and chartered financial analyst, has been the fund's portfolio manager since 1997. He joined Founders in 1995 as a senior international equities analyst.

Founders has a personal securities trading policy (the "Policy") which restricts the personal securities transactions of its employees. Its primary purpose is to ensure that personal trading by Founders employees does not disadvantage any Founders-managed fund. Founders portfolio managers and other investment personnel who comply with the Policy's preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be held in the fund(s) they advise.

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each share class for the year ended December 31, 2000. Certain information reflects financial results for a single fund share. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The financial information has been audited by PricewaterhouseCoopers LLP, whose report and the fund's financial statements are included in the fund's 2000 annual report, which is available upon request.

                                                                      YEAR ENDED
                                                                    DECEMBER 31,
CLASS A                                                                     2000
--------------------------------------------------------------------------------
PER-SHARE DATA ($)
Net asset value -- beginning of period                                     19.88
Income from investment operations:
     Net investment income (loss)                                         (0.03)
     Net gains (losses) on securities
     (both realized and unrealized)                                       (3.53)
Total from investment operations                                          (3.56)
Less distributions:
     From net investment income                                             0.00
     From net realized gains                                              (1.51)
     In excess of net realized gains                                      (0.39)
Total distributions                                                       (1.90)
Net asset value -- end of period                                           14.42
Total return (%)(1)                                                      (17.60)
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net expenses to average net assets (%)(2)                                   1.77
Gross expenses to average net assets (%)(2)                                 1.82
Ratio of net investment income (loss) to average net assets (%)           (0.36)
Portfolio turnover rate (%)(3)                                               184
--------------------------------------------------------------------------------
Net assets -- end of period ($ x 1,000)                                    4,434

(1)  SALES CHARGES ARE NOT REFLECTED IN TOTAL RETURN.

(2) RATIO OF NET EXPENSES TO AVERAGE NET ASSETS REFLECTS REDUCTIONS IN THE FUND'S EXPENSES THROUGH THE USE OF BROKERAGE COMMISSIONS AND CUSTODIAL AND TRANSFER AGENT CREDITS. RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS IS THE TOTAL OF THE FUND'S OPERATING EXPENSES BEFORE EXPENSE OFFSET ARRANGEMENTS AND EARNINGS CREDITS DIVIDED BY ITS AVERAGE NET ASSETS FOR THE STATED PERIOD.

(3) "PORTFOLIO TURNOVER RATE" IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

The Fund

                                                                      YEAR ENDED
                                                                    DECEMBER 31,
CLASS B                                                                     2000
--------------------------------------------------------------------------------
PER-SHARE DATA ($)
Net asset value -- beginning of period                                     19.88
Income from investment operations:
     Net investment income (loss)                                         (0.09)
     Net gains (losses) on securities
     (both realized and unrealized)                                       (3.60)
Total from investment operations                                          (3.69)
Less distributions:
     From net investment income                                             0.00
     From net realized gains                                              (1.51)
     In excess of net realized gains                                      (0.39)
Total distributions                                                       (1.90)
Net asset value -- end of period                                           14.29
Total return (%)(1)                                                      (18.27)
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net expenses to average net assets (%)(2)                                   2.52
Gross expenses to average net assets (%)(2)                                 2.57
Ratio of net investment income (loss) to average net assets (%)           (1.18)
Portfolio turnover rate (%)(3)                                               184
--------------------------------------------------------------------------------
Net assets -- end of period ($ x 1,000)                                    5,129

(1)  SALES CHARGES ARE NOT REFLECTED IN TOTAL RETURN.

(2) RATIO OF NET EXPENSES TO AVERAGE NET ASSETS REFLECTS REDUCTIONS IN THE FUND'S EXPENSES THROUGH THE USE OF BROKERAGE COMMISSIONS AND CUSTODIAL AND TRANSFER AGENT CREDITS. RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS IS THE TOTAL OF THE FUND'S OPERATING EXPENSES BEFORE EXPENSE OFFSET ARRANGEMENTS AND EARNINGS CREDITS DIVIDED BY ITS AVERAGE NET ASSETS FOR THE STATED PERIOD.

(3) "PORTFOLIO TURNOVER RATE" IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                                      YEAR ENDED
                                                                    DECEMBER 31,
CLASS C                                                                     2000
--------------------------------------------------------------------------------
PER-SHARE DATA ($)
Net asset value -- beginning of period                                     19.88
Income from investment operations:
     Net investment income (loss)                                         (0.07)
     Net gains (losses) on securities
     (both realized and unrealized)                                       (3.64)
Total from investment operations                                          (3.71)
Less distributions:
     From net investment income                                             0.00
     From net realized gains                                              (1.51)
     In excess of net realized gains                                      (0.39)
Total distributions                                                       (1.90)
Net asset value -- end of period                                           14.27
Total return (%)(1)                                                      (18.37)
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net expenses to average net assets (%)(2)                                   2.50
Gross expenses to average net assets (%)(2)                                 2.55
Ratio of net investment income (loss) to average net assets (%)           (1.18)
Portfolio turnover rate (%)(3)                                               184
--------------------------------------------------------------------------------
Net assets -- end of period ($ x 1,000)                                    2,635

(1)  SALES CHARGES ARE NOT REFLECTED IN TOTAL RETURN.

(2) RATIO OF NET EXPENSES TO AVERAGE NET ASSETS REFLECTS REDUCTIONS IN THE FUND'S EXPENSES THROUGH THE USE OF BROKERAGE COMMISSIONS AND CUSTODIAL AND TRANSFER AGENT CREDITS. RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS IS THE TOTAL OF THE FUND'S OPERATING EXPENSES BEFORE EXPENSE OFFSET ARRANGEMENTS AND EARNINGS CREDITS DIVIDED BY ITS AVERAGE NET ASSETS FOR THE STATED PERIOD.

(3) "PORTFOLIO TURNOVER RATE" IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

The Fund

                                                                      YEAR ENDED
                                                                    DECEMBER 31,
CLASS R                                                                     2000
--------------------------------------------------------------------------------
PER-SHARE DATA ($)
Net asset value -- beginning of period                                     19.88
Income from investment operations:
     Net investment income (loss)                                         (0.01)
     Net gains (losses) on securities
     (both realized and unrealized)                                       (3.52)
Total from investment operations                                          (3.53)
Less distributions:
     From net investment income                                             0.00
     From net realized gains                                              (1.51)
     In excess of net realized gains                                      (0.39)
Total distributions                                                       (1.90)
Net asset value -- end of period                                           14.45
Total return (%)                                                         (17.45)
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net expenses to average net assets (%)(1)                                   1.53
Gross expenses to average net assets (%)(1)                                 1.63
Ratio of net investment income (loss) to average net assets (%)           (0.40)
Portfolio turnover rate (%)(2)                                               184
--------------------------------------------------------------------------------
Net assets -- end of period ($ x 1,000)                                    2,716

(1) RATIO OF NET EXPENSES TO AVERAGE NET ASSETS REFLECTS REDUCTIONS IN THE FUND'S EXPENSES THROUGH THE USE OF BROKERAGE COMMISSIONS AND CUSTODIAL AND TRANSFER AGENT CREDITS. RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS IS THE TOTAL OF THE FUND'S OPERATING EXPENSES BEFORE EXPENSE OFFSET ARRANGEMENTS AND EARNINGS CREDITS DIVIDED BY ITS AVERAGE NET ASSETS FOR THE STATED PERIOD.

(2) "PORTFOLIO TURNOVER RATE" IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

                                                                      YEAR ENDED
                                                                    DECEMBER 31,
CLASS T                                                                     2000
--------------------------------------------------------------------------------
PER-SHARE DATA ($)
Net asset value -- beginning of period                                     19.88
Income from investment operations:
     Net investment income (loss)                                         (0.06)
     Net gains (losses) on securities
     (both realized and unrealized)                                       (3.55)
Total from investment operations                                          (3.61)
Less distributions:
     From net investment income                                             0.00
     From net realized gains                                              (1.51)
     In excess of net realized gains                                      (0.39)
Total distributions                                                       (1.90)
Net asset value -- end of period                                           14.37
Total return (%)(1)                                                      (17.85)
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net expenses to average net assets (%)(2)                                   1.98
Gross expenses to average net assets (%)(2)                                 2.03
Ratio of net investment income (loss) to average net assets (%)           (0.70)
Portfolio turnover rate (%)(3)                                               184
--------------------------------------------------------------------------------
Net assets -- end of period ($ x 1,000)                                      654

(1)  SALES CHARGES ARE NOT REFLECTED IN TOTAL RETURN.

(2) RATIO OF NET EXPENSES TO AVERAGE NET ASSETS REFLECTS REDUCTIONS IN THE FUND'S EXPENSES THROUGH THE USE OF BROKERAGE COMMISSIONS AND CUSTODIAL AND TRANSFER AGENT CREDITS. RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS IS THE TOTAL OF THE FUND'S OPERATING EXPENSES BEFORE EXPENSE OFFSET ARRANGEMENTS AND EARNINGS CREDITS DIVIDED BY ITS AVERAGE NET ASSETS FOR THE STATED PERIOD.

(3) "PORTFOLIO TURNOVER RATE" IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

The Fund

Your Investment

ACCOUNT POLICIES

YOU WILL NEED TO CHOOSE A SHARE CLASS before making an initial investment. Selecting a class in which to invest depends on a number of factors, including the amount and intended length of your investment. In making your choice, you should weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some instances, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge but with higher annual fees and a contingent deferred sales charge (CDSC).

IN SELECTING A CLASS, consider the following:

* CLASS A SHARES may be appropriate if you prefer to pay the fund's sales charge when you purchase shares rather than upon the sale of your shares, if you want to take advantage of the reduced sales charges available on larger investments, and/or if you have a longer-term investment horizon. Class A shares have no Rule 12b-1 fee.

* CLASS B SHARES may be appropriate if you wish to avoid a front-end sales charge, if you want to put 100% of your investment dollars to work immediately, and/or if you have a longer-term investment horizon. Class B shares convert automatically to Class A shares after the Class B shares are held for six years.

* CLASS C SHARES may be appropriate if you wish to avoid a front-end sales charge, if you want to put 100% of your investment dollars to work immediately, and/or if you have a shorter-term investment horizon.

* CLASS R SHARES are designed for eligible institutions on behalf of their clients. Individuals may not purchase these shares directly.

* CLASS T SHARES may be appropriate if you prefer to pay the fund's sales charge when you purchase shares rather than upon the sale of your shares, if you want to take advantage of the reduced sales charges available on larger investments, and if you have a shorter-term investment horizon.

Your financial representative can help you choose the share class that is appropriate for you.

Two ways to reduce sales charges

LETTER OF INTENT: if you agree to purchase at least $50,000 of the fund's shares (or any other Dreyfus Founders and Dreyfus Premier fund sold with a sales charge) over a 13-month period, you pay a reduced sales charge as if you had invested the full amount all at once.

RIGHT OF ACCUMULATION: allows you to combine your investment in this fund with all your existing investments in any other Dreyfus Founders and Dreyfus Premier funds sold with a sales charge to determine whether you meet the threshold for reduced sales charges.

CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SAI) OR YOUR FINANCIAL REPRESENTATIVE FOR MORE DETAILS.

Third-party investments

The classes of the fund offered by this prospectus are designed primarily for investors who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. When you open a fund account with these third parties, they may impose policies, limitations and fees which are different from, or in addition to, those described in this prospectus.

Share class charges

EACH SHARE CLASS has its own fee structure. In some cases, you may not have to pay a sales charge to buy or sell shares. Consult your financial representative or the SAI to see whether this may apply to you. Because Class A has lower expenses than Class T, you should consider buying Class A shares if you plan to invest $1 million or more in the fund.

--------------------------------------------------------------------------------
Sales charges

CLASS A AND CLASS T -- CHARGED WHEN YOU BUY SHARES

                             Sales charge          Sales charge
                             deducted as a %       as a % of your
Your investment              of offering price     net investment
------------------------------------------------------------------
                             Class     Class       Class     Class
                             A         T           A         T
------------------------------------------------------------------
Up to $49,999                5.75%     4.50%       6.10%     4.70%
$50,000 -- $99,999           4.50%     4.00%       4.70%     4.20%
$100,000 -- $249,999         3.50%     3.00%       3.60%     3.10%
$250,000 -- $499,999         2.50%     2.00%       2.60%     2.00%
$500,000 -- $999,999         2.00%     1.50%       2.00%     1.50%
$1 million or more*          0.00%     0.00%       0.00%     0.00%

* A 1.00% CDSC may be charged on any shares sold within one year of purchase (except shares bought through reinvestment of dividends).

Class A shares also carry an annual shareholder services fee of 0.25% of the class's average daily net assets.

Class T shares also carry an annual Rule 12b-1 fee of 0.25% and a shareholder services fee of 0.25% of the class's average daily net assets.

--------------------------------------------------------------------------------
CLASS B -- CHARGED WHEN YOU SELL SHARES

                                    CDSC as a % of your initial
Time since                          investment or your redemption
your initial purchase               (whichever is less)
--------------------------------------------------------------------------------
First and second year               4.00%
Third and fourth year               3.00%
Fifth year                          2.00%
Sixth year                          1.00%
More than 6 years                   Shares will automatically convert
                                    to Class A, which has no CDSC

Class B shares also carry an annual Rule 12b-1 fee of 0.75% and a shareholder services fee of 0.25% of the class's average daily net assets.

--------------------------------------------------------------------------------
CLASS C -- CHARGED WHEN YOU SELL SHARES

A 1.00% CDSC is imposed on redemptions made within the first year of purchase. Class C shares also carry an annual Rule 12b-1 fee of 0.75% and a shareholder services fee of 0.25% of the class's average daily net assets.

--------------------------------------------------------------------------------
CLASS R -- NO SALES CHARGE, RULE 12B-1 FEE OR SHAREHOLDER SERVICES FEE

Buying shares

THE NET ASSET VALUE (NAV) of each class is generally calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern time) every day the NYSE is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. NAV is not calculated, and you may not conduct fund transactions, on days the NYSE is closed (generally weekends and New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day). However, the fund may conduct portfolio transactions on those days, particularly in foreign markets. Those transactions, and changes in the value of the fund's foreign securities holdings on such days, may affect the value of fund shares on days when you are not able to purchase, exchange or redeem shares.

--------------------------------------------------------------------------------
Minimum investments
Account type                       Initial            Additional
--------------------------------------------------------------------------------
REGULAR ACCOUNTS                   $1,000             $100; $500 FOR
                                                      TELETRANSFER INVESTMENTS
TRADITIONAL IRAS                   $750               NO MINIMUM
SPOUSAL IRAS                       $750               NO MINIMUM
ROTH IRAS                          $750               NO MINIMUM
EDUCATION IRAS                     $500               NO MINIMUM
                                                      AFTER THE FIRST YEAR
AUTOMATIC                          $100               $100
INVESTMENT PLANS

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum TeleTransfer purchase is $150,000 per day.

THE FUND'S INVESTMENTS ARE VALUED based on market value or, where market quotations are not readily available, on fair value as determined in good faith by the company's board of directors ("board"), or pursuant to procedures approved by the board.

Your Investment

ORDERS TO BUY AND SELL SHARES received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

Selling shares

YOU MAY SELL (REDEEM) SHARES AT ANY TIME. Your shares will be sold at the next NAV calculated after your order is accepted by the company's transfer agent or other authorized entity. Your order will be processed promptly, and you will generally receive the proceeds within a week.

TO KEEP YOUR CDSC AS LOW AS POSSIBLE, each time you request to sell shares, the fund will first sell shares that are not subject to a CDSC, and then sell those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult the SAI for details.

BEFORE SELLING RECENTLY PURCHASED SHARES, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds until it has collected payment.

General policies

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone orders as long as reasonable measures were taken to verify the order.

THE FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group that, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year).

* refuse any purchase or exchange request in excess of 1% of the fund's total assets.

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions.

*   change its minimum investment amounts.

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions).

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations. This right may be exercised only if the amount of your redemptions exceeds the lesser of $250,000 or 1% of the fund's net assets in any 90-day period.

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

* amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

*  requests to send the proceeds to a different payee or address

*  written sell orders of $100,000 or more

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call 1-800-554-4611 if you have questions about obtaining a signature guarantee.

Key concepts

NET ASSET VALUE (NAV): the market value of one fund share, computed by dividing the total net assets of a fund class by its shares outstanding. The fund's Class A and Class T shares are offered to the public at NAV plus a sales charge. Classes B, C, and R are offered at NAV, but Classes B and C are subject to higher annual operating expenses and a CDSC.

Market timers

MARKET TIMING or other abusive trading practices are not permitted in the fund.


EXCESSIVE, SHORT-TERM MARKET TIMING or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, Founders and the fund's distributor reserve the right to reject any purchase order (including exchanges) from any investor believed to have a history of abusive trading or whose trading, in Founders' or the distributor's judgment, has been or may be disruptive to the fund. In making this judgment, Founders and the distributor may consider trading done in multiple accounts under common ownership or control. The fund also reserves the right to delay delivery of your redemption proceeds up to seven days, or to honor certain redemptions with securities, rather than cash, as discussed on the previous page.


Small account policies

TO OFFSET THE RELATIVELY HIGHER COSTS of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

THE FEE WILL BE WAIVED FOR: any investor whose aggregate Dreyfus Founders and Dreyfus mutual fund investments total at least $25,000; IRA accounts; accounts participating in automatic investment programs; and accounts opened through a financial institution.

IF YOUR ACCOUNT FALLS BELOW $500, you may be asked to increase your balance. If it is still below $500 after 30 days, the fund may close your account and send you the proceeds to the address on record.

Your Investment

DISTRIBUTIONS AND TAXES

THE FUND INTENDS TO DISTRIBUTE tax-based net realized investment income and any tax-based net realized capital gains on an annual basis each December. From time to time, the fund may make distributions in addition to those described above.

EACH SHARE CLASS WILL GENERATE a different distribution because each has different expenses. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is in an IRA or other tax-advantaged account). The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or receive them in cash. In general, distributions are federally taxable as follows:

--------------------------------------------------------------------------------
Taxability of distributions
Type of                       Tax rate for          Tax rate for
distribution                  15% bracket           28% bracket or above
--------------------------------------------------------------------------------
INCOME                        ORDINARY              ORDINARY
DIVIDENDS                     INCOME RATE           INCOME RATE

SHORT-TERM                    ORDINARY              ORDINARY
CAPITAL GAINS                 INCOME RATE           INCOME RATE

LONG-TERM
CAPITAL GAINS                 10%                   20%

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on transactions

Except for tax-advantaged accounts, any sale or exchange of fund shares may generate a tax liability. Withdrawals or distributions from tax-deferred accounts are taxable when received.

The table above also can provide a guide for potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold or exchanged up to 12 months after buying them. "Long-term capital gains" applies to shares sold or exchanged after 12 months.


SERVICES FOR FUND INVESTORS

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you may select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.

--------------------------------------------------------------------------------
For investing

AUTOMATIC                       For making automatic investments
ASSET BUILDER((reg.tm))         from a designated bank account.

PAYROLL                         For making automatic investments
SAVINGS PLAN                    through payroll deduction.

GOVERNMENT                      For making automatic investments
DIRECT DEPOSIT                  from your federal employment,
PRIVILEGE                       Social Security or other regular
                                federal government check.

DIVIDEND                        For automatically reinvesting the
SWEEP                           dividends and distributions from
                                one fund into another
                                (not available for IRAs).

--------------------------------------------------------------------------------
For exchanging shares

AUTO-EXCHANGE                   For making regular exchanges
PRIVILEGE                       from one fund into another.

--------------------------------------------------------------------------------
For selling shares

AUTOMATIC                       For making regular withdrawals
WITHDRAWAL PLAN                 from most funds.

                                A CDSC will not be charged on Class B shares redeemed under an Automatic Withdrawal Plan ("AWP") for any fund account opened on or after July 24, 2000, or for any existing fund account that adds AWP services on or after July 24, 2000, as long as the amount of the withdrawal does not exceed the greater of:

                                *  an annual rate of 12% of the account
                                value at the time of the first withdrawal under the AWP; or

                                *  an annual rate of 12% of the account
                                value at the time of any subsequent withdrawal.

Exchange privilege

YOU CAN EXCHANGE SHARES WORTH $500 OR MORE (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Founders fund or Dreyfus Premier fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds. You can request your exchange in writing or by phone, or by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange generally has the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may have to pay an additional sales charge when exchanging into any fund that has a higher sales charge.

Money market exchange privilege

AS A CONVENIENCE, the fund's shareholders may exchange all or part of their investment in the fund for shares of Dreyfus Worldwide Dollar Money Market Fund, Inc., without paying a CDSC. The Dreyfus Worldwide Dollar Money Market Fund is a money market fund advised by The Dreyfus Corporation that invests in a diversified portfolio of high quality money market instruments. THE SHARES OF DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND ARE NOT OFFERED BY THIS PROSPECTUS. Please contact your financial representative or call 1-800-554-4611 to request a copy of the current Dreyfus Worldwide Dollar Money Market Fund prospectus. Please be sure to read that prospectus carefully before investing in that fund.

TeleTransfer privilege

TO MOVE MONEY between your bank account and your mutual fund account with a phone call, use the TeleTransfer privilege. You can set up TeleTransfer on your account by providing bank account information and by following the instructions on your application, or by contacting your financial representative.

Reinvestment privilege

UPON WRITTEN REQUEST, you can reinvest up to the number of Class A, B or T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements

EVERY FUND SHAREHOLDER automatically receives regular account statements. You will also be sent an annual statement detailing the tax characteristics of any dividends and distributions you have received.

Brokerage allocation

Subject to the policy of seeking the best execution of orders at the most favorable prices, sales of fund shares may be considered as a factor in the selection of brokerage firms to execute fund portfolio transactions. The SAI further explains the selection of brokerage firms.

Your Investment

INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.

   Mail your application and a check to:
   Dreyfus Founders Funds, Inc.
   International Equity Fund
   P.O. Box 6587

   Providence, RI 02940-6587
   Attn: Institutional Processing


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to: Dreyfus Founders Funds, Inc. International Equity Fund P.O. Box 6587

Providence, RI 02940-6587 Attn: Institutional Processing


           By Telephone

   WIRE  Have your bank send your
investment to Boston Safe Deposit & Trust Co., with these instructions:

   * ABA# 011001234

   * DDA# 046590

   * EEC code 5660

   * International Equity Fund

   * the share class

   * your Social Security or tax ID number

   * name(s) of investor(s)

   * dealer number if applicable

   Call us to obtain an account number. Return your application with the account number on the application.

WIRE Have your bank send your investment to Boston Safe Deposit & Trust Co., with these instructions:

* ABA# 011001234

* DDA# 046590

* EEC code 5660

* International Equity Fund

* the share class

* your account number

* name(s) of investor(s)

* dealer number if applicable

ELECTRONIC CHECK Same as wire, but before your account number insert "360" for Class A, "361" for Class B, "362" for Class C, "363" for Class R, or "364" for Class T.

TELETRANSFER Request TeleTransfer on your application. Call us to request your transaction.

           Automatically

   WITH AN INITIAL INVESTMENT  Indicate
on your application which automatic service(s) you want. Return your application with your investment.

ALL SERVICES Call us at 1-800-554-4611 or call your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

TO SELL SHARES

Write a letter of instruction that includes:

* your name(s) and signature(s)

* your account number

* International Equity Fund

* the dollar amount you want to sell

* how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").

Mail your request to: Dreyfus Founders Funds, Inc. P.O. Box 6587 Providence, RI 02940-6587 Attn: Institutional Processing

TELETRANSFER Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

AUTOMATIC WITHDRAWAL PLAN Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.

To open an account, make subsequent investments or sell shares, please contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: DREYFUS FOUNDERS FUNDS, INC.

Key concepts

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire transfers from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

INSTRUCTIONS FOR IRAS

   TO OPEN AN ACCOUNT

            In Writing

   Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

   Mail your application and a check to:
The Dreyfus Trust Company, Custodian P.O. Box 6427 Providence, RI 02940-6427
Attn: Institutional Processing


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail the slip and the check to: The Dreyfus Trust Company, Custodian P.O. Box 6427 Providence, RI 02940-6427

Attn: Institutional Processing


           By Telephone


WIRE Have your bank send your investment to Boston Safe Deposit & Trust Co., with these instructions:

* ABA# 011001234

* DDA# 046590

* EEC code 5660

* International Equity Fund

* the share class * your account number

* name(s) of investor(s)

* the contribution year

* dealer number if applicable

ELECTRONIC CHECK Same as wire, but before your account number insert "360" for Class A, "361" for Class B, "362" for Class C, "363" for Class R, or "364" for Class T.

            Automatically

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials. All contributions will count as current year.

TO SELL SHARES

Write a letter of instruction that includes:

* your name and signature

* your account number

* International Equity Fund

* the dollar amount you want to sell

* how and where to send the proceeds

* whether the distribution is qualified or premature

* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").

Mail your request to: The Dreyfus Trust Company P.O. Box 6427 Providence, RI 02940-6427

Attn: Institutional Processing


SYSTEMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.

For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS TRUST COMPANY, CUSTODIAN.

Your Investment

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For More Information

Dreyfus Founders International Equity Fund

A series of Dreyfus Founders Funds, Inc.
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SEC file number:  811-01018

More information on this fund is available to you free of charge.

Annual/Semiannual Report

Annual and semiannual reports contain the fund's financial statements, portfolio holdings and historical performance. You will also find a discussion of the market conditions and investment strategies that significantly affected the fund's performance in these reports.

Statement of Additional Information (SAI)

A current SAI containing more detailed information about the fund and its policies has been filed with the Securities and Exchange Commission and is incorporated by reference and legally considered a part of this prospectus.

You can request copies of the annual and semiannual reports and the SAI, and obtain other information.

To obtain information:

BY TELEPHONE Call your financial representative or 1-800-554-4611

BY MAIL Write to: Dreyfus Founders Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission's Internet site at: http://www.sec.gov

BY E-MAIL, MAIL OR IN PERSON from the Securities and Exchange Commission (you will pay a copying fee):

E-mail the Securities and Exchange Commission at publicinfo@sec.gov


Visit or write: SEC's Public Reference Section Washington, DC 20549-0102 1-202-942-8090


Dreyfus Founders Funds are managed by Founders Asset Management LLC.

Founders and Founders Funds are registered trademarks of Founders Asset Management LLC.

(c) 2001 Dreyfus Service Corporation
360P0501

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